Fair Value Measurements (Q3)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 11 — Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:
Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Marketable Securities held in Trust Account	$345,030,985	$345,030,985	$—	$ —
Liabilities
Forward purchase agreement liabilities	(8,991,000)	—	—	(8,991,000)
Warrant liabilities	(14,180,333)	(9,315,000)	—	(4,865,333)
	$321,859,652	$335,715,985	$—	$(13,856,333)
The Company utilizes a Monte Carlo simulation model to value the warrants at each reporting period, with changes in fair value recognized in the condensed statement of operations. The estimated fair value of the warrant liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
The value of the warrant liabilities was transferred from Level 3 to Level 1 during the period due to the fact that they are now listed on an active market. There were no other transfers between Levels 1, 2 or 3 during the three and nine-month period ended September 30, 2021.
The following table provides quantitative information regarding Level 3 fair value measurements:
	At March 18, 2021 (Initial Measurement)	At September 30, 2021
Share price	10.00	$10.00
Strike price	11.50	$11.50
Term (in years)	6.00	6.00
Volatility	12.5%	12.3%
Risk-free rate	1.11%	1.15%
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of warrant liabilities:
	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$	$	$
Initial measurement on March 18, 2021	11,960,000	6,230,000	18,190,000
Change in fair value of warrant liabilities	230,000	118,666	348,666
Fair value as of March 31, 2021	$12,190,000	$6,348,666	$18,538,666
Change in fair value of warrant liabilities	460,000	237,334	697,334
Fair value as of June 30, 2021	$12,650,000	$6,586,000	$19,236,000
Change in fair value of warrant liabilities	(3,335,000)	(1,720,667)	(5,055,667)
Fair value as of September 30, 2021	$ 9,315,000	$ 4,865,333	$ 14,180,333
Prior to their transfer to Level 1 inputs, the estimated fair value of warrant liabilities is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.
The Company has initially classified the FPA as a liability. This financial instrument is subject to re-measurement at each balance sheet date. With each such re-measurement, the FPA asset or liability will be adjusted to fair value, with the change in fair value recognized in the Company’s condensed statement of operations. As such, the Company recorded a $11,655,000 of derivative liabilities related to the FPA as of March 18, 2021. At September 30, 2021, the re-measurement of the derivative associated with the FPA resulted in the following change in the derivative liabilities — forward purchase agreement.
FPA Liabilities
Derivative liability — forward purchase agreement at March 18, 2021	$ 11,655,000
Change in fair value of derivative liability — forward purchase agreement
Derivative liability — forward purchase agreement at March 31, 2021	$ 11,655,000
Change in fair value of derivative liability — forward purchase agreement	666,000
Derivative liability — forward purchase agreement at June 30, 2021	$ 12,321,000
Change in fair value of derivative liability — forward purchase agreement	(3,330,000)
Derivative liability — forward purchase agreement at September 30, 2021	$ 8,991,000